Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
2023	¥ 80,812
2024	79,376
2025	79,934
2026	78,977
2027	77,807
Thereafter (2028-2032)	380,256
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
2023	26,258
2024	27,869
2025	28,678
2026	30,656
2027	32,659
Thereafter (2028-2032)	197,642
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
2023	2,198
2024	2,228
2025	2,203
2026	2,142
2027	2,062
Thereafter (2028-2032)	¥ 8,335